SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding at December 31, 2011	454,250
Granted
Exercised	(161,250)
Expired and forfeited	(16,250)
Outstanding at December 31, 2012	276,750	454,250
Vested and expected to vest	207,563
Exercisable at December 31, 2012	53,000
Weighted-average exercise price
Outstanding at December 31, 2011	$ 1.76
Granted
Exercised	$ 1.88
Expired and forfeited	$ 1.61
Outstanding at December 31, 2012	$ 1.7	$ 1.76
Vested and expected to vest	$ 1.7
Exercisable at December 31, 2012	$ 1.93
Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2011	3 years 4 days	3 years 5 months 23 days
Granted
Exercised
Expired and forfeited
Outstanding at December 31, 2012	3 years 4 days	3 years 5 months 23 days
Vested and expected to vest	3 years 4 days
Exercisable at December 31, 2012	2 years 2 months 16 days
Aggregate intrinsic value
Outstanding at December 31, 2012	$ 513
Vested and expected to vest	385
Exercisable at December 31, 2012	$ 86